DocumentAndEntityInformation	Aug. 28, 2026
Document Information Line Items
Entity Central Index Key	0002035989
Document Type	8-K
Document Period End Date	Aug. 28, 2026
Entity Registrant Name	Amrize Ltd
Entity Incorporation, State or Country Code	V8
Entity File Number	1-42542
Entity Tax Identification Number	98-1807904
Entity Address, Address Line One	Grafenauweg 8
Entity Address, City or Town	Zug
Entity Address, Postal Zip Code	6300
Entity Address, Country	CH
City Area Code	41
Local Phone Number	562 3490
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	AMRZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false